Schedule of Estimeted Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Licenses [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	12 years
Licenses [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	20 years
Trade Names [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	5 years
Trade Names [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	15 years
Noncompete Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	1 year
Noncompete Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Intangible Assets	2 years